Loans and financing	3 Months Ended
Mar. 31, 2018
Loans and financing
Loans and financing

12. Loans and financing

	March 31, 2018 (Unaudited)	December 31, 2017

Loans	3,225.9	3,287.4
Debentures	161.7	202.5

	3,387.6	3,489.9

Non-current	2,806.0	2,921.7

Current	581.6	568.2

Interest-bearing loans, financing and debentures are measured at amortized cost, using the effective interest rate method.

12.1.Loans

	Guarantees	Interest	Final maturity	March 31, 2018 (Unaudited)	December 31, 2017
Denominated in foreign currency - US$
Purchase of aircraft	Chattel mortgage	LIBOR plus “spread” of 2.55% to 4.00% p.a.	03/2025	100.2	124.4

Finance lease	Chattel mortgage	LIBOR plus spread of 2.05% to 5.50% p.a.	12/2027	1,056.3	1,108.3

Working capital (*) (**) (a)	Receivables of Azul and cash collateral	LIBOR plus fixed interest of 2.39% to 5.86% p.a. and fixed to 5.90%p.a	04/2024	1,404.3	1,377.1

Denominated in local currency - R$
Purchase of aircraft (FINEM, FINAME) (*) (***)	Investments and chattel mortgage of aircraft	Fixed of 3.50% to 6.50% p.a.	05/2025	249.8	258.4

Working capital	Receivables of Azul	5.0% fixed p.a to 125% of CDI	07/2021	408.2	412.1

Finance lease	Chattel mortgage	CDI plus fixed spread of 3.87% p.a.	04/2019	7.1	7.1

Total in R$				3,225.9	3,287.4

Current position				419.9	405.6

Non-current position				2,806.0	2,881.8

(*) Includes the effect of fair value hedge, a gain of R$6.0 (December 31, 2017 — gain of R$4.7).

(**) As of March 31, 2018, US dollar denominated working capital loans totaling R$1,387.6 were swapped to Brazilian Reais, resulting in an effective total debt denominated in reais in the amount of R$2,214.3.

(***) FINEM, FINAME are a special credit line from BNDES (the Brazilian development bank).

a)       Senior notes

The Company offered US$400 million in unsecured senior notes. The senior notes were issued with interest rate of 5.875% per year and will mature on October 26, 2024, unless earlier redeemed in accordance with the terms of the notes. Interest on the notes will be payable semi-annually in arrears on April 26 and October 26 of each year, beginning on April 26, 2018.

On December 14, 2017, the Company entered into derivative transactions with banks counterparties to swap the senior notes. More details see note 15.

The details of this transaction is following:

	Senior notes	Swap
Currency	US$	R$
Amount	US$400 million	R$1,314,600
Interest	Fixed	Floating
Interest rate	5.875%	99.1% of CDI

b)     Long term loans mature as follows:

	March 31, 2018 (Unaudited)	December 31, 2017
2019	209.4	292.7
2020	433.6	434.7
2021	367.8	367.2
2022	199.9	195.2
After 2022	1,595.3	1,592.0

	2,806.0	2,881.8

c)The following assets serve as guarantees to secure the financing agreements

	March 31, 2018 (Unaudited)	December 31, 2017
Property and equipment (carrying value) used as collateral (Note 10)	2,274.5	2,357.0

12.2.    Debentures

	Guarantees	Interest	Final maturity	March 31, 2018 (Unaudited)	December 31, 2017
Eight issue	Credit cards receivable	CDI + 1.50% p.a.	01/2019	161.7	202.5

Total				161.7	202.5

Current position				161.7	162.6

Non-current position				—	39.9

Long term debentures mature as follows:

	March 31, 2018 (Unaudited)	December 31, 2017
2019	—	39.9

	—	39.9

12.3. Finance leases

Future minimum lease payments under finance leases together (included in loans) with the present value of minimum lease payments are as follows:

	March 31, 2018 (Unaudited)	December 31, 2017
2018	161.1	219.9
2019	261.6	206.1
2020	202.1	212.6
2021	160.4	159.0
After 2021	318.4	360.2

Total minimum lease payments	1,103.6	1,157.8
Less finance charges	(40.2)	(42.4)

Present value of minimum lease payments	1,063.4	1,115.4

Less short-term portion	155.2	211.9

Long-term portion	908.2	903.5

Lease agreements under which the Company has substantially all the risks and rewards of ownership, were classified as finance leases. Finance leases were capitalized on lease inception at present value of the minimum lease payments.

Some finance leases were designated as hedged objects in an effective cash flow hedging relationship. The Company used interest rate swaps to convert the floating US Libor rate to a fixed rate exposure, protecting the volatilities of its future cash flow. The interest rate swaps have the same maturity and common terms as the finance leases that they are hedging. See note 15 for more details.